Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Deficiency [Abstract]
Schedule of stock options activity
	Nine months ended September 30, 2017
Description	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2017	117,500	7.96	5.8	$-
Outstanding as of September 30, 2017	117,500	7.96	5.2	$-

Vested and expected to be vested	117,500	7.96	5.2	$-
Exercisable as of September 30, 2017	117,500	7.96	5.2	$-

	Year ended December 31, 2016
Description	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at the beginning of year	117,500	7.96	6.8	$-
Outstanding at the end of year	117,500	7.96	5.8	$-

Vested and expected to be vested	117,500	7.96	5.8	$-
Exercisable at the end of the year	117,500	7.96	5.8	$-